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10.0.6612;_AdHocReviewCycleID276280243_EmailSubjectFixed Income
24F-2_AuthorEmaillinda.farruggio@ny.email.gs.com_AuthorEmailDisplayName
Farruggio,Linda_ReviewingToolsShownOnce UNITED
STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:
         Goldman Sachs Trust
         4900 Sears Tower
         Chicago, IL  60606

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                  Goldman Sachs Short Duration Government Fund
                  Goldman Sachs Ultra-Short Duration Government Fund Goldman Sachs Global Income Fund
                  Goldman Sachs Short Duration Tax-Free Fund
                  Goldman Sachs Government Income Fund
                  Goldman Sachs Municipal Income Fund
                  Goldman Sachs Core Fixed Income Fund
                  Goldman Sachs High Yield Fund
                  Goldman Sachs High Yield Municipal Fund
                  Goldman Sachs Enhanced Income Fund
                  Goldman Sachs Emerging Markets Debt Fund
                  Goldman Sachs Investment Grade Credit Fund
                  Goldman Sachs U.S. Mortgages Fund


3.       Investment Company Act File Number:  811-5349

         Securities Act File Number:  33-17619

4(a)     Last day of fiscal year for which this Form is filed:
October 31, 2004



4(b)     [ ] Check box if this Form is being filed late (i.e., more than 90
         calendar  days  after  the  end  of the  issuer's  fiscal
year).  (See
         Instruction A.2)


          Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)     [ ] Check box if this is the last time the issuer will be
filing this
         Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):
$7,596,353,012

--------------

         (ii)     Aggregate price of securities
                  redeemed or repurchased during the
                  fiscal year:
$9,068,058,453

--------------

         (iii)Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending no earlier
              than October 11, 1995 that were not
              previously used to reduce registration
              fees payable to the Commission:
$22,583,338,601
                                                         ------------

         (iv) Total available redemption credits
              [add Items 5(ii) and 5(iii)]:
$31,651,397,054

--------------

         (v)  Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                           $      0
                                                         ------------


         (vi) Redemption credits available
              for use in future years - if Item
              5(i) is less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]
$24,055,044,042
                                                         ------------
         (vii) Multiplier for determining
               registration fee (See Instruction
               C.9):                                     x
..0001177

--------------

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)]
                (enter "0" if no fee is due):            =$     0

--------------

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities  that  were  registered  under  the  Securities
Act of 1933
         pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ______0___. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____0___.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                        +$     0
                                                          -----------

8. Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                        =$     0
                                                          -----------

9. Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:

         Method of Delivery:

         [ ] Wire Transfer
         [ ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


_______________________________
                                             Peter W. Fortner

Assistant Treasurer
Date:  January XX, 200X


*Please print the name and title of the signing officer below the signature.